787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

July 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Credit Suisse Opportunity Funds
File Nos. 33-92982; 811-9054

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information for the Credit Suisse Volaris US Strategies Fund (the “Fund”), a series of the Registrant, in a supplement, dated June 16, 2015, to the Summary Prospectus and Prospectus, each dated February 27, 2015, of the Fund. The purpose of the filing is to submit the 497 filing dated June 16, 2015 in XBRL for the Fund.

Any questions or comments should be directed to the undersigned at 212-728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                Karen Regan, Credit Suisse Opportunity Funds

Rose F. DiMartino, Willkie Farr & Gallagher LLP

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh